Consolidated statements of comprehensive income - ARS ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net income
Revenues		$ 669,186	$ 678,595	$ 435,820
Costs		(626,212)	(575,608)	(359,570)
Gross profit		42,974	102,987	76,250
Selling expenses		(71,835)	(49,898)	(27,927)
Administrative expenses		(34,490)	(24,701)	(13,922)
Exploration expenses		(5,846)	(6,841)	(5,466)
Recovery / (Impairment) of property, plant and equipment and intangible assets, net		6,851	(41,429)	2,900
Other net operating results		3,949	(1,130)	11,945
Operating (loss) / profit		(58,397)	(21,012)	43,780
Income from equity interests in associates and joint ventures		13,270	7,968	4,839
Financial income		107,603	93,405	100,083
Financial loss		(138,753)	(91,533)	(63,681)
Other financial results		19,849	4,162	5,123
Net financial results		(11,301)	6,034	41,525
Net (loss) / profit before income tax		(56,428)	(7,010)	90,144
Income tax		(14,589)	(26,369)	(51,538)
Net (loss) / profit for the year		(71,017)	(33,379)	38,606
Items that may be reclassified subsequently to profit or loss:
Translation differences from subsidiaries, associates and joint ventures		(9,001)	(8,011)	(18,307)
Result from net monetary position in subsidiaries, associates and joint ventures	[1]	10,154	8,953	14,006
Exchange differences reversed to profit for the period	[2]			1,572
Items that may not be reclassified subsequently to profit or loss:
Translation differences from YPF		205,347	220,425	175,329
Other comprehensive income for the year		206,500	221,367	172,600
Total comprehensive income for the year		135,483	187,988	211,206
Net (loss) / profit for the year attributable to:
Shareholders of the parent company		(69,649)	(34,071)	38,613
Non-controlling interest		(1,368)	692	(7)
Other comprehensive income for the year attributable to:
Shareholders of the parent company		204,517	219,666	169,674
Non-controlling interest		1,983	1,701	2,926
Total comprehensive income for the year attributable to:
Shareholders of the parent company		134,868	185,595	208,287
Non-controlling interest		$ 615	$ 2,393	$ 2,919
Earnings per share attributable to shareholders of the parent company
Basic and Diluted		$ (177.42)	$ (86.85)	$ 98.43

[1]	Result associated to subsidiaries, associates and joint ventures with the Peso as functional currency. See accounting policy in Note 2.b.1.
[2]	Corresponds to reversal to net profit for the year, for the partial disposal of the investment in YPF EE. See Note 3.